Note 9 - Stockholders' Equity	12 Months Ended
Dec. 31, 2025
Equity [Text Block]

11. Stockholders’ Equity

(a)

Common Stock: During the year ended December 31, 2025, the Company issued : (i) 24,012,218 shares that were distributed in connection with the Spin-Off as dividend in kind to the stockholders as of the record date, April 29, 2025, of Costamare on a pro rata basis (Note 1), (ii) 181,528 shares that were provided to the former non-controlling interest owner of CBI and then Chief Commercial Officer of the Company in exchange for his equity interest in CBI (Note 1), which were subsequently repurchased in October 2025 by the Company and (iii) 158,254 shares at par value of $0.0001 that were provided to Costamare Services pursuant to the Services Agreement (Note 3). The fair value of such shares was calculated based on the closing trading price at the date of issuance. There were no share-based payment awards outstanding during the year ended December 31, 2025.

(b)

Preferred Stock: On October 15, 2025, the Company entered into a Stock Subscription Agreement with Konstantinos Konstantakopoulos, pursuant to which Konstantinos Konstantakopoulos purchased 235 shares of Series B Preferred Stock (the “Series B Preferred Stock”), par value $0.0001 per share, for an aggregate purchase price of $0.2. The Series B Preferred Stock do not have any dividend or distribution rights. Each Series B Preferred Stock entitles its holder to 50,000 votes on all matters submitted to a vote of the shareholders. All shares of Series B Preferred Stock are subject to redemption by the Company at its sole discretion at any time for a redemption price equal to $1 per share.

Costamare Bulkers Holdings Limited Predecessor [Member]
Equity [Text Block]
9. Stockholders ’ Equity:

(a) Common Shares: As of December 31, 2024 and May 6, 2025, Common shares represent the aggregate issued share capital of the 69 entities included in these predecessor combined carve-out financial statements (Note 1).

(b) Net parent investment: The amounts shown in the accompanying predecessor combined carve-out balance sheet, as Net parent investment as of December 31, 2024 include: (i) advances made by Costamare for vessel acquisitions, (ii) payments made by Costamare for vessels’ operating expenses net of (iii) distributions made by the Company to Costamare.